Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Schedule of Operating Lease Expense Recognized

During the years ended March 31, 2026 and 2025, the operating lease expense recognized was $124,408 and $127,946 respectively.

	2023 Office Lease	2025 Office Lease	Total
2027	6,441	38,128	44,569
2028	—	31,773	31,773
Total future minimum lease payments	$6,441	$69,901	$76,342
Less: imputed interest	(55)	(4,904)	(4,959)
Total operating lease liability	$6,386	$64,997	$71,383
Less: operating lease liability – current	6,386	34,317	40,703
Total operating lease liability – non current	$—	$30,680	$30,680